FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2009

                  Date of reporting period: December 31, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                December 31, 2009
                                   (unaudited)
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                                                                                 Rating
     Principal                                                                   Moody's/
      Amount         State of Oregon General Obligation Bonds (41.9%)             S&P                     Value  (a)
-------------------- ---------------------------------------------------- --------------------- --------------------

                     Bend, Oregon Transportation Highway System
                     (National Public Finance Guarantee Insured)
        $ 1,135,000  5.300%, 09/01/17                                            A1/NR               $    1,154,522

                     Benton and Linn Counties, Oregon School District
                     #509J (Assured Guaranty Municipal Corp. Insured)
          4,670,000  5.000%, 06/01/21 pre-refunded                               Aa2/NR                   5,283,311

                     Chemeketa, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured),
          1,385,000  5.500%, 06/01/14 Escrowed to Maturity                       NR/NR*                   1,594,606

                     Chemeketa, Oregon Community College District
                     (State School Guaranty Program)

          1,235,000  5.000%, 06/15/25                                            NR/AA                    1,355,166

          1,540,000  5.000%, 06/15/26                                            NR/AA                    1,680,494


                     City of Lake Oswego, Oregon Series A

          3,500,000  4.500%, 12/01/34                                           Aa1/AAA                   3,534,650


                     Clackamas, Oregon Community College District
                     (National Public Finance Guarantee  Insured)
          1,535,000  5.000%, 05/01/25                                            A1/AA                    1,640,209

                     Clackamas County, Oregon School District #12
                     (North Clackamas) Convertible Capital Appreciation
                     Bonds (Assured Guaranty Municipal Corp. Insured) (
                     School Bond Guaranty Program) (converts to a 5%
                     coupon on 06/15/11)
          6,000,000  zero coupon, 06/15/27 Series B                             Aa2/AAA                   5,908,020
          9,250,000  zero coupon, 06/15/29                                      Aa2/AAA                   9,030,590

                     Clackamas County, Oregon School District #46
                     (Oregon Trail) (School Bond Guaranty Program)
          1,865,000  5.000%, 06/15/28 Series A                                   NR/AA                    1,999,802
          1,800,000  5.000%, 06/15/29 Series A                                   NR/AA                    1,924,272
          2,000,000  4.500%, 06/15/30                                           Aa2/AAA                   2,044,380
          3,115,000  4.750%, 06/15/31                                           Aa2/AAA                   3,229,507

                     Clackamas County, Oregon School District No. 46,
                     (Oregon Trail) Series A

          2,000,000  5.000%, 06/15/32                                            NR/AA                    2,109,240

          3,780,000  4.750%, 06/15/32                                            NR/AA                    3,901,867


                     Clackamas County, Oregon School District #62
                     (Oregon City) (State School Bond Guaranty Program)

          1,055,000  5.500%, 06/15/20 pre-refunded                              Aa2/AAA                   1,079,381


                     Clackamas County, Oregon School District #86
                     (Canby) (Assured Guaranty Municipal Corp. Insured)
          2,240,000  5.000%, 06/15/19                                           Aa2/AAA                   2,407,418

                     Clackamas County, Oregon School District #108
                     (Estacada) (Assured Guaranty Municipal Corp.
                     Insured)

          1,295,000  5.375%, 06/15/17 pre-refunded                              Aa3/AAA                   1,384,990

          2,000,000  5.000%, 06/15/25 pre-refunded                              Aa3/AAA                   2,128,220


                     Clackamas County, Oregon School District #115
                     (Gladstone) (National Public Finance Guarantee
                     Insured) (State School Bond Guaranty Program)
          5,000,000  zero coupon, 06/15/27                                      Baa1/AA                   2,120,150

                     Clackamas County, Oregon Tax Allocation

            705,000  6.500%, 05/01/20                                            NR/NR*                     705,952


                     Clackamas & Washington Counties, Oregon School
                     District No. 003 (West Linn-Wilsonville) (School
                     Bond Guaranty Program)

            500,000  5.000%, 06/15/34                                            Aa2/AA                     531,300


                     Clackamas & Washington Counties, Oregon School
                     District #3J (West Linn - Wilsonville) (State
                     School Bond Guaranty Program)

          2,000,000  4.500%, 06/15/29                                            Aa2/AA                   2,093,980

          2,000,000  4.750%, 06/15/32                                            Aa2/AA                   2,110,500

          3,000,000  5.000%, 06/15/33                                            Aa2/AA                   3,199,860


                     Columbia County, Oregon School District #502
                     (National Public Finance Guarantee Financial
                     Guaranty Insurance Corporation Insured)

          2,070,000  zero coupon, 06/01/15                                        A2/A                    1,760,514


                     Deschutes County, Oregon (Assured Guaranty
                     Municipal Corp. Insured)

          2,260,000  5.000%, 12/01/16                                            Aa3/NR                   2,404,776


                     Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine)
                     (Assured Guaranty Municipal Corp. Insured)

          1,300,000  5.500%, 06/15/16 pre-refunded                               Aa2/NR                   1,391,689

          1,355,000  5.500%, 06/15/18 pre-refunded                               Aa2/NR                   1,450,568

          3,000,000  5.125%, 06/15/21 pre-refunded                               Aa2/NR                   3,195,450


                     Deschutes County, Oregon School District #6
                     (Sisters) (Assured Guaranty Municipal Corp.
                     Insured)
          1,735,000  5.250%, 06/15/19                                           Aa3/AAA                   2,018,221
          1,030,000  5.250%, 06/15/21                                           Aa3/AAA                   1,209,354

                     Deschutes and Jefferson Counties, Oregon School
                     District #02J (Redmond) (National Public Finance
                     Guarantee- Financial Guaranty Insurance
                     Corporation Insured)

          1,000,000  5.000%, 06/15/21                                            Aa2/NR                   1,066,270

          2,330,000  zero coupon, 06/15/22                                       Aa2/NR                   1,323,184


                     Deschutes and Jefferson Counties, Oregon School
                     District #02J (Redmond) (School Bond Guaranty
                     Program)

          1,025,000  zero coupon, 06/15/23                                       Aa2/NR                     556,206

          2,775,000  zero coupon, 06/15/29                                       Aa2/NR                   1,048,367

          5,000,000  6.000%, 06/15/31                                            Aa2/NR                   5,780,100


                     Douglas County, Oregon School District  #116
                     (Winston-Dillard) (State School Bond Guaranty
                     Program)

          1,020,000  5.625%, 06/15/20 pre-refunded                               NR/AA                    1,044,368


                     Gresham, Oregon
                     (Assured Guaranty Municipal Corp. Insured)

          1,155,000  5.375%, 06/01/18                                            Aa3/NR                   1,215,903


                     Jackson County, Oregon School District #4
                     (Phoenix-Talent)
                     (Assured Guaranty Municipal Corp. Insured)

          1,395,000  5.500%, 06/15/18 pre-refunded                              Aa3/AAA                   1,495,482


                     Jackson County, Oregon School District #9 (Eagle
                     Point) (National Public Finance Guarantee Insured)
          2,080,000  5.500%, 06/15/15                                            Aa2/NR                   2,385,344
          1,445,000  5.500%, 06/15/16                                            Aa2/NR                   1,674,394

                     Jackson County, Oregon School District #9 (Eagle
                     Point)
                     (State School Bond Guaranty Program)

          1,120,000  5.625%, 06/15/17 pre-refunded                               Aa2/NR                   1,202,690

          1,880,000  5.000%, 06/15/21 pre-refunded                               Aa2/NR                   2,001,937


                     Jackson County, Oregon School District #549
                     (Medford) (State School Bond Guaranty Program)

          1,750,000  5.000%, 06/15/12                                            Aa2/NR                   1,916,198


                     Jackson County, Oregon School District #549C
                     (Medford) (Assured Guaranty Municipal Corp.
                     Insured)
          2,000,000  4.750%, 12/15/29                                           Aa2/AAA                   2,092,840
          3,000,000  5.000%, 12/15/32                                           Aa2/AAA                   3,160,560

                     Jackson County, Oregon School District #549C
                     (Medford) (School Board Guaranty)
          1,000,000  4.625%, 06/15/27                                            Aa2/AA                   1,038,570
          1,000,000  4.625%, 06/15/30                                            Aa2/AA                   1,029,200
          1,000,000  5.000%, 06/15/33                                            Aa2/AA                   1,050,540

                     Jefferson County, Oregon School District #509J
                     (National Public Finance Guarantee Financial
                     Guaranty Insurance Corporation Insured)

          1,215,000  5.250%, 06/15/14                                            NR/AA                    1,307,717

          1,025,000  5.250%, 06/15/17                                            NR/AA                    1,078,884


                     Josephine County, Oregon Three Rivers School
                     District
                     (Assured Guaranty Municipal Corp. Insured)

          1,780,000  5.250%, 06/15/18 pre-refunded                               Aa2/NR                   1,900,488


                     Keizer, Oregon

          2,320,000  5.200%, 06/01/31                                            A3/NR                    2,380,204


                     Lane County, Oregon School District #19
                     (Springfield)
                     (Assured Guaranty Municipal Corp. Insured)
          3,425,000  zero coupon, 06/15/29                                       Aa2/NR                   1,212,964

                     Lane County, Oregon School District #40 (Creswell)
                     (State School Bond Guaranty Program)

          1,430,000  5.375%, 06/15/20 pre-refunded                               NR/AA                    1,462,590


                     Linn County, Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)

          1,660,000  5.500%, 06/15/19 pre-refunded                               NR/AA                    1,698,744


                     Linn County, Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
                     (State School Bond Guaranty Program)
          3,000,000  5.600%, 06/15/30 pre-refunded                               NR/AA                    3,442,620

                     Linn County, Oregon School District #9 (Lebanon)
                     (National Public Finance Guarantee Insured)
                     (State School Bond Guaranty Program)

          2,500,000  5.000%, 06/15/30                                           Baa1/AA                   2,559,300


                     Metro, Oregon
          1,100,000  5.000%, 06/01/18                                           Aaa/AAA                   1,256,024

                     Morrow County, Oregon School District #1 (Assured
                     Guaranty Municipal Corp. Insured)
          1,710,000  5.250%, 06/15/19                                           Aa3/AAA                   1,989,140

                     Multnomah County, Oregon School District #7
                     (Reynolds)
                     (State School Bond Guaranty Program)

            500,000  5.625%, 06/15/17 pre-refunded                               Aa2/AA                     536,535

          2,375,000  5.125%, 06/15/19 pre-refunded                               Aa2/AA                   2,531,513


                     Multnomah and Clackamas Counties, Oregon School
                     District #10 (Gresham-Barlow) (Assured Guaranty
                     Municipal Corp. Insured)

          1,500,000  5.500%, 06/15/18 pre-refunded                              Aa3/AAA                   1,606,920

          4,275,000  5.250%, 06/15/19                                           Aa2/AAA                   4,972,851

          2,650,000  5.000%, 06/15/21 pre-refunded                              Aa3/AAA                   2,819,892


                     Multnomah and Clackamas Counties, Oregon School
                     District #28JT (Centennial) (Assured Guaranty
                     Municipal Corp. Insured)

          2,680,000  5.250%, 12/15/18                                            Aa3/NR                   3,015,456


                     Multnomah and Clackamas Counties, Oregon School
                     District #51J (Riverdale) (State School Bond
                     Guaranty Program)

          1,250,000  zero coupon, 06/15/31                                       NR/AA                      410,613

          1,300,000  zero coupon, 06/15/32                                       NR/AA                      401,895

          1,325,000  zero coupon, 06/15/33                                       NR/AA                      383,455

          1,365,000  zero coupon, 06/15/34                                       NR/AA                      373,792


                     Oregon  Coast Community College District (National
                     Public Finance Guarantee Insured)
                     (State School Bond Guaranty Program)

          1,590,000  5.250%, 06/15/17                                            Aa2/NR                   1,737,711


                     Oregon State Alternative Energy Project

          1,255,000  4.750%, 04/01/29 Series B                                   Aa2/AA                   1,317,123


                     Pacific City, Oregon Joint Water - Sanitary
                     Authority
          1,830,000  4.800%, 07/01/27                                            NR/NR*                   1,810,767

                     Polk, Marion & Benton Counties, Oregon School
                     District #13J (Central) (Assured Guaranty
                     Municipal Corp. Insured)
          1,520,000  5.000%, 06/15/21                                           Aa3/AAA                   1,658,837

                     Polk Marion & Benton Counties, Oregon School
                     District No. 13J  (Central) Series B (State School
                     Bond Guaranty Program)

          5,650,000  zero coupon, 06/15/32                                       NR/AA                    1,852,974


                     Portland, Oregon

          1,000,000  4.600%, 06/01/14                                            Aaa/NR                   1,012,790

          2,975,000  zero coupon, 06/01/15                                       Aa1/NR                   2,507,419

          8,650,000  4.350%, 06/01/23                                            Aa1/NR                   8,925,762


                     Portland, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
          1,395,000  5.000%, 06/01/17 pre-refunded                               Aa2/AA                   1,482,020

                     Redmond, Oregon Terminal Expansion Project
            500,000  5.000%, 06/01/34                                            A3/NR                      490,985

                     City of Salem, Oregon

          1,750,000  5.000%, 06/01/29                                            A1/AA-                   1,848,018


                     Salem-Keizer, Oregon School District #24J (Assured
                     Guaranty Municipal Corp. Insured)
          1,000,000  5.000%, 06/15/19                                           Aa2/AAA                   1,078,690

                     Salem-Keizer, Oregon School District #24J (State
                     School Bond Guaranty Program)
          4,000,000  zero coupon, 06/15/28                                       Aa2/AA                   1,641,080
          3,090,000  zero coupon, 06/15/29                                       Aa2/AA                   1,189,743
          3,500,000  zero coupon, 06/15/30                                       Aa2/AA                   1,257,690

                     Southwestern Oregon Community College District
                     (National Public Finance Guarantee Insured)

          1,120,000  6.000%, 06/01/25 pre-refunded                                NR/A                    1,145,166


                     State of Oregon

            500,000  6.000%, 10/01/29                                            Aa2/AA                     575,870


                     State of Oregon Board of Higher Education

            820,000  zero coupon, 08/01/16                                       Aa2/AA                     647,825

          2,000,000  5.000%, 08/01/21                                            Aa2/AA                   2,179,080
            500,000  5.750%, 08/01/29 Series A                                   Aa2/AA                     568,770
          1,000,000  5.000%, 08/01/34                                            Aa2/AA                   1,063,710
          1,000,000  5.000%, 08/01/38                                            Aa2/AA                   1,057,050

                     State of Oregon Elderly and Disabled Housing

             25,000  6.250%, 08/01/13                                            Aa2/AA                      25,085


                     State of Oregon Veterans' Welfare
            525,000  5.200%, 10/01/18                                            Aa2/AA                     526,265
            550,000  4.800%, 12/01/22                                            Aa2/AA                     584,452
            400,000  4.900%, 12/01/26                                            Aa2/AA                     423,120

                     The Dalles, Oregon

            230,000  4.000%, 06/01/20                                            NR/A+                      236,783

            155,000  4.000%, 06/01/21                                            NR/A+                      159,456

            130,000  4.125%, 06/01/22                                            NR/A+                      134,620

            100,000  4.200%, 06/01/23                                            NR/A+                      104,093


                     Wasco County, Oregon School District #12 (The
                     Dalles) (Assured Guaranty Municipal Corp. Insured)

          1,135,000  6.000%, 06/15/15 pre-refunded                              Aa3/AAA                   1,163,999

          1,400,000  5.500%, 06/15/17                                           Aa3/AAA                   1,645,112

          1,790,000  5.500%, 06/15/20                                           Aa3/AAA                   2,131,926


                     Washington County, Oregon
          2,465,000  5.000%, 06/01/23                                            Aa2/NR                   2,729,864

                     Washington County, Oregon School District #15
                     (Forest Grove) (Assured Guaranty Municipal Corp.
                     Insured)

          1,760,000  5.375%, 06/15/16 pre-refunded                               Aa2/NR                   1,882,302

          2,000,000  5.000%, 06/15/21 pre-refunded                               Aa2/NR                   2,128,220


                     Washington County, Oregon School District #48J
                     (Beaverton) (Assured Guaranty Corporation Insured)

          1,280,000  5.000%, 06/01/31                                           Aa3/AAA                   1,368,051

          1,000,000  5.125%, 06/01/36                                           Aa3/AAA                   1,053,720


                     Yamhill County, Oregon School District #40
                     (McMinnville) (Assured Guaranty Municipal Corp.
                     Insured)
          1,375,000  5.000%, 06/15/22                                            Aa2/NR                   1,471,841

                                                                                                --------------------

                     Total General Obligation Bonds                                                     200,824,698
                                                                                                --------------------

                     State of Oregon Revenue Bonds (53.3%)
                     ----------------------------------------------------

                     Airport Revenue Bonds (0.4%)
                     ----------------------------------------------------

                     Jackson County, Oregon Airport Revenue (Syncora
                     Guarantee, Inc.)
            750,000  5.250%, 12/01/32                                           Baa1/NR                     710,760

                     Redmond, Oregon Airport Revenue
            550,000  6.000%, 06/01/34                                           Baa3/NR                     551,920
            825,000  6.250%, 06/01/39                                           Baa3/NR                     820,537

                                                                                                --------------------

                     Total Airport Revenue Bonds                                                          2,083,217
                                                                                                --------------------

                     Certificates of Participation Revenue Bonds (6.1%)
                     ----------------------------------------------------

                     Oregon State Department of Administrative Services

          3,270,000  5.000%, 11/01/27 Series C                                  Aa3/AA-                   3,467,737

          2,155,000  5.000%, 11/01/28 Series C                                  Aa3/AA-                   2,272,900

          5,000,000  5.125%, 05/01/33                                           Aa3/AA-                   5,212,200


                     Oregon State Department of Administration Services
                     (American Municipal Bond Assurance Corp. Indemnity
                     Corporation Insured)

            500,000  5.375%, 05/01/14                                           Aa3/AA-                     530,450


                     Oregon State Department of Administrative Services
                     (National Public Finance Guarantee- Financial
                     Guaranty Insurance Corporation Insured)
          2,000,000  5.000%, 11/01/20                                           Aa3/AA-                   2,144,640
          2,660,000  5.000%, 11/01/23                                           Aa3/AA-                   2,850,030
          2,945,000  5.000%, 11/01/24                                           Aa3/AA-                   3,115,486
          1,475,000  5.000%, 11/01/26                                           Aa3/AA-                   1,546,936
          3,880,000  5.000%, 11/01/27                                           Aa3/AA-                   4,052,815

                     Oregon State Department of Administrative Services
                     (Assured Guaranty Municipal Corp. Insured)
          2,280,000  4.500%, 11/01/32                                           Aa3/AAA                   2,302,344
          1,645,000  4.750%, 05/01/33                                           Aa3/AAA                   1,693,906

                                                                                                --------------------

                     Total Certificates of Participation Revenue Bonds                                   29,189,444
                                                                                                --------------------

                     Development Revenue Bonds (1.2%)
                     ----------------------------------------------------

                     Oregon State Bond Bank Revenue, Oregon Economic &
                     Community Development Series A

            250,000  4.750%, 01/01/34                                           Aa3/AA+                     255,133


                     Portland, Oregon Economic Development (Broadway
                     Project)

          5,000,000  6.500%, 04/01/35                                            A2/A+                    5,507,850


                                                                                                --------------------

                     Total Development Revenue Bonds                                                      5,762,983
                                                                                                --------------------


                     Hospital Revenue Bonds (10.7%)
                     ----------------------------------------------------

                     Clackamas County, Oregon Hospital Facilities
                     Authority (Legacy Health System)

          2,000,000  5.250%, 02/15/17                                            A2/A+                    2,021,940

          2,980,000  5.250%, 02/15/18                                            A2/A+                    3,012,691

          4,025,000  5.250%, 05/01/21                                            A2/A+                    4,079,016


                     Clackamas County, Oregon Hospital Facilities
                     Authority  (Legacy Health System) (National Public
                     Finance Guarantee Insured)

          2,650,000  4.750%, 02/15/11                                           A1/A****                  2,678,806


                     Clackamas County, Oregon Hospital Facility
                     Authority (Legacy Health System) Series A

            750,000  5.500%, 07/15/35                                            A2/A+                      765,030


                     Deschutes County, Oregon Hospital Facilities
                     Authority
                     (Cascade Health)

          2,000,000  5.600%, 01/01/27 pre-refunded                               A3/NR                    2,193,380

          3,500,000  8.000%, 01/01/28                                            A3/NR                    4,157,615

          3,000,000  5.600%, 01/01/32 pre-refunded                               A3/NR                    3,290,070


                     Deschutes County, Oregon Hospital Facilities
                     Authority (Cascade Health) (American Municipal
                     Bond Assurance Corp. Insured)

          3,250,000  5.375%, 01/01/35                                            A3/NR                    3,208,530


                     Klamath Falls, Oregon Inter Community Hospital
                     (Merle West) (Assured Guaranty Municipal
                     Corporation Insured)
          4,000,000  5.000%, 09/01/36                                           NR/AAA**                  3,635,080

                     Medford, Oregon Hospital Facilities Authority
                     (National Public Finance Guarantee  Insured)
            345,000  5.000%, 08/15/18                                            Baa1/A                     345,038

                     Multnomah County, Oregon Hospital Facilities
                     Authority (Adventist Health/West)
            500,000  5.000%, 09/01/21                                             NR/A                      523,360
          2,000,000  5.125%, 09/01/40                                           NR/A***                   1,961,960

                     Multnomah County, Oregon Hospital Facilities
                     Authority (Providence Health System)

          1,390,000  5.250%, 10/01/22                                            Aa2/AA                   1,452,606


                     Multnomah County, Oregon Hospital Facilities
                     Authority (Terwilliger Plaza Project)
          1,250,000  5.250%, 12/01/36                                            NR/NR*                   1,049,775

                     Oregon Health Sciences University Series B
                     (National Public Finance Guarantee Insured)
          1,400,000  5.250%, 07/01/15                                             A2/A                    1,400,322

                     Oregon State Facilities Authority Revenue,
                     Refunding, Legacy Health Systems

          2,000,000  4.250%, 03/15/17++                                          A2/A+                    2,030,880

          3,000,000  4.500%, 03/15/18++                                          A2/A+                    3,055,410

          1,000,000  4.750%, 03/15/24++                                          A2/A+                      998,910

          1,000,000  5.000%, 03/15/30++                                          A2/A+                      993,640


                     Salem, Oregon Hospital Facility Authority (Salem
                     Hospital)

          2,000,000  5.750%, 08/15/23                                           NR/A+***                  2,145,700

          3,300,000  4.500%, 08/15/30                                           NR/A+***                  3,007,719

                     State of Oregon Health Housing Educational and
                     Cultural Facilities Authority (Peacehealth)
                     (American Municipal Bond Assurance Corp. Indemnity
                     Corporation Insured)

          1,835,000  5.250%, 11/15/17                                           NR/AA-**                  1,906,051

          1,430,000  5.000%, 11/15/32                                           NR/AA-**                  1,430,286


                                                                                                --------------------

                     Total Hospital Revenue Bonds                                                        51,343,815
                                                                                                --------------------

                     Housing, Educational and Cultural Revenue Bonds
                     (8.7%)
                     ----------------------------------------------------

                     Forest Grove, Oregon Campus Improvement (Pacific
                     University Project)
          1,500,000  6.000%, 05/01/30                                            NR/BBB                   1,522,590

                     Forest Grove, Oregon (Pacific University) (Radian
                     Insured)
          4,000,000  5.000%, 05/01/22                                            NR/BBB                   3,818,960

                     Forest Grove, Oregon Student Housing (Oak Tree
                     Foundation)
          5,750,000  5.500%, 03/01/37                                            NR/NR*                   4,886,580

                     Oregon Health Sciences University
                     (National Public Finance Guarantee Insured)

         11,550,000  zero coupon, 07/01/21                                        A2/A                    5,973,198

          2,890,000  5.250%, 07/01/22                                             A2/A                    2,932,974


                     Oregon Health & Science University Series A

          5,000,000  5.750%, 07/01/39                                           A2/BBB+                   5,366,400


                     Oregon State Facilities Authority (Linfield
                     College)
          2,115,000  5.000%, 10/01/25                                           Baa1/NR                   2,023,738

                     Oregon State Facilities Authority Revenue
                     (University of Portland)
          5,000,000  5.000%, 04/01/32                                           NR/BBB+                   4,966,450

                     Oregon State Facilities Authority Revenue
                     (Willamette University)
          5,000,000  5.000%, 10/01/32                                             NR/A                    4,906,350

                     State of Oregon Housing and Community Services
             30,000  6.700%, 07/01/13                                            Aa2/NR                      30,054
            205,000  6.000%, 07/01/20                                            Aa2/NR                     209,467
          2,420,000  4.650%, 07/01/25                                            Aa2/NR                   2,429,293
            605,000  5.400%, 07/01/27                                            Aa2/NR                     609,652
          1,960,000  5.350%, 07/01/30                                            Aa2/NR                   2,018,996

                                                                                                --------------------
                     Total Housing, Educational, and Cultural Revenue
                     Bonds                                                                               41,694,702
                                                                                                --------------------

                     Transportation Revenue Bonds (5.5%)
                     ----------------------------------------------------

                     Oregon St. Department Transportation Highway
                     Usertax
          3,025,000  5.500%, 11/15/18 pre-refunded                              Aa2/AAA                   3,415,830
          2,555,000  5.375%, 11/15/18 pre-refunded+                             Aa2/AAA                   2,665,376
          1,200,000  5.000%, 11/15/22                                           Aa2/AAA                   1,297,548
          1,260,000  5.000%, 11/15/23                                           Aa2/AAA                   1,349,536
          4,545,000  5.125%, 11/15/26 pre-refunded                              Aa2/AAA                   5,084,264
          2,155,000  5.000%, 11/15/28                                           Aa2/AAA                   2,308,393
          1,000,000  5.000%, 11/15/29                                           Aa2/AAA                   1,051,370
          2,165,000  4.500%, 11/15/32                                           Aa2/AAA                   2,202,195
          3,510,000  5.000%, 11/15/33                                           Aa2/AAA                   3,750,470

                     Tri-County Metropolitan Transportation District,
                     Oregon

          1,440,000  5.750%, 08/01/16 pre-refunded                               NR/AAA                   1,485,374

          1,775,000  5.000%, 09/01/16                                           Aa3/AAA                   1,903,084


                                                                                                --------------------

                     Total Transportation Revenue Bonds                                                  26,513,440
                                                                                                --------------------

                     Urban Renewal Revenue Bonds (3.1%)
                     ----------------------------------------------------

                     Portland, Oregon Airport Way Renewal and
                     Redevelopment (American Municipal Bond Assurance
                     Corp. Indemnity Corporation Insured)

          1,640,000  6.000%, 06/15/14 pre-refunded                               Aa3/NR                   1,697,531

          1,765,000  5.750%, 06/15/20 pre-refunded                               Aa3/NR                   1,824,975


                     Portland, Oregon River District Urban Renewal and
                     Redevelopment (American Municipal Bond Assurance
                     Corp. Indemnity Corporation Insured)

          1,915,000  5.000%, 06/15/20                                            A3/NR                    1,992,194


                     Portland, Oregon Urban Renewal Tax Allocation
                     (American Municipal Bond Assurance Corp. Indemnity
                     Corporation Insured) (Convention Center)

          1,150,000  5.750%, 06/15/18                                            Aa3/NR                   1,173,541

          2,000,000  5.450%, 06/15/19                                            Aa3/NR                   2,036,920


                     Portland, Oregon Urban Renewal Tax Allocation
                     (Interstate Corridor) (National Public Finance
                     Guarantee- Financial Guaranty Insurance
                     Corporation Insured)
          1,890,000  5.250%, 06/15/20                                            A3/NR                    1,972,517
          1,810,000  5.250%, 06/15/21                                            A3/NR                    1,883,685
          2,030,000  5.000%, 06/15/23                                            A3/NR                    2,075,513

                                                                                                --------------------

                     Total Urban Renewal Revenue Bonds                                                   14,656,876
                                                                                                --------------------

                     Utility Revenue Bonds (1.6%)
                     ----------------------------------------------------

                     Emerald Peoples Utility District, Oregon (Assured
                     Guaranty Municipal Corp. Insured)

          1,455,000  5.250%, 11/01/22                                           Aa3/NR**                  1,557,578


                     Eugene, Oregon  Electric Utility
          5,635,000  5.000%, 08/01/30                                            A1/AA-                   5,977,270

                                                                                                --------------------

                     Total Utility Revenue Bonds                                                          7,534,848
                                                                                                --------------------

                     Water and Sewer Revenue Bonds (14.1%)
                     ----------------------------------------------------

                     Klamath Falls, Oregon Wastewater (American
                     Municipal Bond Assurance Corp. Indemnity
                     Corporation Insured)

          1,545,000  5.650%, 06/01/20 pre-refunded                               NR/NR*                   1,577,229


                     Klamath Falls, Oregon Water (Assured Guaranty
                     Municipal Corp. Insured)

          1,575,000  5.500%, 07/01/16                                           Aa3/AAA                   1,735,981


                     Lane County, Oregon Metropolitan Wastewater

          2,500,000  5.250%, 11/01/28                                            A1/AA-                   2,718,550


                     Lebanon, Oregon Wastewater
                     (Assured Guaranty Municipal Corp. Insured)

          1,000,000  5.700%, 03/01/20                                           Aa3/AAA                   1,004,550


                     Portland, Oregon Sewer System

          5,000,000  5.000%, 06/15/33                                            A1/AA                    5,223,850


                     Portland, Oregon Sewer System (Financial Guaranty
                     Insurance Corporation Insured)
          2,500,000  5.750%, 08/01/19 pre-refunded                               Aa3/AA                   2,578,050

                     Portland, Oregon Sewer System (Assured Guaranty
                     Municipal Corp. Insured)

          2,760,000  5.250%, 06/01/17                                           Aa3/AAA                   2,984,471

          4,595,000  5.000%, 06/01/17                                           Aa3/AAA                   5,069,388

          3,470,000  5.000%, 06/01/21                                           Aa3/AAA                   3,664,008


                     Portland, Oregon Sewer System (National Public
                     Finance Guarantee Insured)
          4,410,000  5.000%, 06/15/25                                            Aa3/AA                   4,725,359
          4,630,000  5.000%, 06/15/26                                            Aa3/AA                   4,939,284
          1,610,000  5.000%, 06/15/27                                            Aa3/AA                   1,710,931

                     Portland, Oregon Water System

          2,420,000  5.500%, 08/01/19 pre-refunded                               Aa1/NR                   2,492,818

          1,235,000  5.500%, 08/01/20 pre-refunded                               Aa1/NR                   1,272,161


                     Portland, Oregon Water System (National Public
                     Finance Guarantee Insured)
          2,725,000  4.500%, 10/01/27                                            Aa2/NR                   2,804,597

                     Salem, Oregon Water & Sewer (Assured Guaranty
                     Municipal Corp. Insured)

          1,000,000  5.375%, 06/01/15                                           Aa3/AAA                   1,155,920

          1,970,000  5.375%, 06/01/16 pre-refunded+                             Aa3/AAA                   2,010,937

          3,025,000  5.500%, 06/01/20 pre-refunded+                             Aa3/AAA                   3,089,372


                     Sunrise Water Authority, Oregon (Assured Guaranty
                     Municipal Corp. Insured)

          2,630,000  5.000%, 03/01/19                                           Aa3/AAA                   2,790,535

          1,350,000  5.250%, 03/01/24                                           Aa3/AAA                   1,430,865


                     Sunrise Water Authority, Oregon (Syncora
                     Guarantee, Inc.)
          1,000,000  5.000%, 09/01/25                                            NR/NR*                     992,430

                     Washington County, Oregon Clean Water Services

          4,000,000  5.000%, 10/01/28                                           Aa3/AA-                   4,316,360


                     Washington County, Oregon Clean Water Services
                     (National Public Finance Guarantee- Financial
                     Guaranty Insurance Corporation Insured)

            995,000  5.000%, 10/01/13                                            Aa3/AA                   1,050,033

          3,525,000  5.125%, 10/01/17                                            Aa3/AA                   3,631,314


                     Washington County, Oregon Clean Water Services
                     (National Public Finance Guarantee  Insured)

          2,235,000  5.250%, 10/01/15                                            Aa3/AA                   2,589,940


                                                                                                --------------------

                     Total Water and Sewer Revenue Bonds                                                 67,558,933
                                                                                                --------------------

                     Other Revenue Bonds (1.8%)
                     ----------------------------------------------------

                     Oregon State Department of Administration Services
                     (Lottery Revenue)

          2,500,000  5.000%, 04/01/29                                           Aa3/AAA                   2,695,325


                     Oregon State Department of Administration Services
                     (Lottery Revenue) (Assured Guaranty Municipal
                     Corp. Insured)

          2,700,000  5.000%, 04/01/19                                           Aa3/AAA                   2,888,757

          3,000,000  5.000%, 04/01/27                                           Aa3/AAA                   3,223,740

                                                                                                --------------------

                     Total Other Revenue Bonds                                                            8,807,822
                                                                                                --------------------


                     Total Revenue Bonds                                                               255,146,080
                                                                                                --------------------

                     U.S. Territory (1.7%)
                     ----------------------------------------------------

                     Puerto Rico Commonwealth Aqueduct & Sewer
                     Authority (Assured Guaranty Municipal Corporation
                     Insured)

          3,000,000  5.000%, 07/01/28                                           Aa3/AAA                   3,072,900


                     Puerto Rico Commonwealth General Obligation
                     (National Public Finance Guarantee Insured)

          1,270,000  6.000%, 07/01/28                                            Baa1/A                   1,299,629


                     Puerto Rico Electric Power Authority

          1,000,000  5.250%, 07/01/33                                           A3/BBB+                     981,460


                     Puerto Rico Municipal Finance Agency (Assured
                     Guaranty Municipal Corp. Insured)

            500,000  5.250%, 08/01/16                                           Aa3/AAA                     525,585


                     Puerto Rico Sales Tax Financing Corp., Sales Tax
                     Revenue First Subordinate Series A

          2,000,000  5.750%, 08/01/37                                            A2/A+                    2,082,020


                                                                                                --------------------

                            Total U.S. Territory Bonds                                                    7,961,594
                                                                                                --------------------


                            Total Municipal Bonds  (cost $443,419,150-note b)           96.8%           463,932,372


                            Other assets less liabilities                                3.2             15,122,019
                                                                                 --------------    -----------------

                            Net Assets                                                 100.0%     $     479,054,391
                                                                                 ===============   =================


          * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

          Fitch Ratings:
          ** AA
          *** A
          ****AAA

                                                                 Percent of
             Portfolio Distribution By Quality Rating          Investments +


             Aaa of Moody's or AAA of S&P                         23.6 %

             Pre-refunded bonds ++                                17.6

             Aa of Moody's or AA of S&P or Fitch                  37.1

             A of Moody's or S&P or Fitch                         16.6

             Baa of Moody's or BBB of S&P                          3.1

             Not rated*                                            2.0
                                                                 -------

                                                                 100.0%
                                                                 =======

     + Calculated using the highest rating of the three rating services.

     ++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

     + Security pledged as collateral for the Trust's when - issued commitments.

     ++ Security traded on a "when-issued" basis.

     PORTFOLIO ABBREVIATION:
     NR - Not Rated

     Notes:  National Public Finance  Guarantee  formerly known as National-re
     and  Assured  Guaranty  Municipal  Corp.   formerly  known  as  Financial
     Security Assurance Inc. (FSA).

      See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $443,044,813 amounted to $20,887,559, which consisted of aggregate gross unrealized appreciation of $23,830,869 and aggregate gross unrealized depreciation of $2,943,310.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective October 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the Schedule of Investments), used to value the Trust's net assets as of December 31, 2009:

                                                      Investments in
 Valuation Inputs                                      Securities


 Level 1 - Quoted Prices                                $           -

 Level 2 - Other Significant
          Observable Inputs-Municipal Bonds             $ 463,932,372

 Level 3 - Significant Unobservable Inputs              $           -
                                                       ---------------
 Total                                                  $ 463,932,372
                                                       ===============


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2010


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 25, 2010